EXHIBIT G.1.a.vi.

This amendment is being filed to reflect changes to the information originally reported under Item C.16 – Brokers and Item C.17 – Principal Transactions for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF.

No other modifications were made to the filing as initially submitted on July 5, 2022 (Accession No. 0001752724-22-154796).